United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Project and Trade Finance Tender Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: 03/31/18

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on May 31, 2018.  The sole purpose of this filing is to correct an omission in the Report of Independent Registered Public Accounting Firm in the annual report. Revised certifications have also been appended.

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2018

Federated Project and Trade Finance Tender Fund
Fund Established 2016

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	92.6%
Cash Equivalents[2]	3.9%
Other Assets and Liabilities—Net[3]	3.5%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2018
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—92.6%
		Basic Industry - Chemicals—3.4%
$1,000,000	[2]	Industries Chimiques Du Senegal, 5.53698%, (3-month USLIBOR +3.750%), 11/6/2023	11/3/2017	$1,000,000	$1,002,000
655,889		OCP SA, 2.503%, 6/27/2018	3/19/2018 - 3/28/2018	655,889	657,201
		TOTAL			1,659,201
		Basic Industry - Forestry/Paper—3.1%
1,500,000	[2]	Bahia Cellulose, 4.8082%, (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	1,500,000	1,501,500
		Basic Industry - Metals/Mining Excluding Steel—2.0%
1,000,000	[2]	Suek Tranche B, 4.85382%, (1-month USLIBOR +3.000%), 5/17/2022	10/10/2017 - 11/24/2017	1,000,000	997,000
		Capital Goods - Aerospace & Defense—1.7%
851,852	[2]	Gulf Air BSC, 5.03638%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	853,130	852,278
		Consumer Cyclical - Apparel/Textiles—1.9%
957,721	[2]	PT Pan Brothers TBK, 3.18719%, (3-month USLIBOR +2.300%), 6/1/2018	12/27/2017 - 1/31/2018	957,721	956,284
		Consumer Non-Cyclical/ Food-Wholesale—9.0%
600,000	[2]	Agrofertil, 3.1383%, (12-month USLIBOR +1.500%), 7/16/2018	9/8/2017	585,148	596,400
1,071,429	[2]	Cocobod 2017, 2.52688%, (1-month USLIBOR +0.650%), 8/31/2018	10/4/2017 - 12/11/2017	1,071,429	1,069,822
788,571	[2]	Gambia, Government of, 5.012%-5.569%, (12-month USLIBOR +3.500%), 2/19/2019	12/21/2017 - 2/21/2018	788,571	788,571
1,001,929		Molino Canuelas, 5.75%, 5/2/2018	10/12/2017	970,614	970,870
1,000,000	[2]	Vicentin II SIAC, 7.667%-7.742%, (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018 - 2/21/2018	1,000,000	1,003,000
		TOTAL			4,428,663
		Energy - Exploration & Production—13.6%
1,166,667	[2]	EGPC African Export-Import Bank (Afreximbank), 7.62519%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	1,166,667	1,162,000
666,667	[2]	KMG Vitol, 3.72668%, (1-month USLIBOR +1.850%), 3/31/2020	3/16/2017	665,000	664,667
Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$1,500,000	[2]	L1E, 4.37688%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017	$1,470,000	$1,484,250
1,212,430	[2]	Nigerian Petro, 5.8745%, (3-month USLIBOR +3.750%), 6/17/2019	10/27/2017	1,157,871	1,205,156
1,045,454	[2]	Rosneft Oil Co., 3.648%, (1-month USLIBOR +2.000%), 6/27/2019	9/28/2017	1,047,091	1,043,886
1,147,059	[2]	Sonangol, 5.702%, (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	1,106,434	1,147,632
		TOTAL			6,707,591
		Energy - Integrated Energy—4.0%
500,000	[2]	INA Industrija Nafte DD, 3.60613%, (6-month USLIBOR +1.500%), 8/19/2019	1/31/2017	500,000	499,000
1,500,000	[2]	Puma International Financing SA, 4.27207%, (1-month USLIBOR +2.450%), 5/13/2019	6/23/2017	1,498,500	1,497,000
		TOTAL			1,996,000
		Energy - Oil Field Equipment & Services—1.5%
750,000	[2]	ADES, 6.3105%, (3-month USLIBOR +4.500%), 11/12/2020	1/31/2017	750,000	748,875
		Energy - Oil Refining and Marketing—9.3%
750,000	[2]	Dangote, 7.95113%, (6-month USLIBOR +5.750%), 8/28/2020	2/6/2017 - 12/28/2017	741,000	756,750
1,380,810	[2]	Egypt, Government of, 3.902%-4.764%, (12-month USLIBOR +2.660%), 1/11/2019	7/17/2017 - 1/12/2018	1,380,810	1,380,120
2,468,472	[2]	Pakistan, Government of, 3.723%-3.938%, (12-month USLIBOR +2.220%), 11/19/2018	8/3/2017 - 11/21/2017	2,468,472	2,469,706
		TOTAL			4,606,576
		Finance/Banks/Brokers—7.1%
1,000,000	[2]	Bahrain Is Bank, 3.99496%, (3-month USLIBOR +1.700%), 9/28/2018	9/27/2017	1,000,000	1,000,000
1,500,000	[2]	Banco Do Brasil S.A., 3.427%, (3-month USLIBOR +1.125%), 6/29/2018	8/11/2017	1,500,000	1,498,500
1,000,000	[2]	United Bank for Africa PLC, 5.1775%, (3-month USLIBOR +3.000%), 12/19/2018	1/16/2018	996,575	998,500
		TOTAL			3,497,000
		Foreign Sovereign—20.0%
1,000,000	[2]	Armenia International Airports CJSC, 7.32488%, (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	1,010,000	1,008,000
Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$1,000,000	[2]	Bank of Kigali Ltd., 8.02777%, (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	$1,000,000	$996,000
1,000,000	[2]	JSC Partnership, 5.73983%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	1,013,700	1,015,500
1,300,000	[2]	Kenya, Government of, 6.53316%, (6-month USLIBOR +5.000%), 4/18/2019	4/18/2017 - 4/27/2017	1,298,500	1,293,500
274,839	[2]	Maldives, Government of, 4.022%-4.334%, (3-month USLIBOR +2.900%), 6/5/2018	1/24/2018 - 3/16/2018	274,839	275,251
1,000,000	[2]	Ministry of Finance Tanzania, 7.03363%, (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	994,000	1,000,500
1,000,000	[2]	Ministry of Finance Zambia, 7.90406%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	1,000,000	994,500
1,000,000	[2]	National Bank of Egypt, 4.46125%, (6-month USLIBOR +2.750%), 6/4/2018	1/31/2017	996,800	1,001,000
1,500,000		Tunisia, Government of, 2.418%, 9/18/2018	11/29/2017 - 3/21/2018	1,500,000	1,503,000
803,094		Tunisia, Government of, 2.418%, 8/22/2018	2/22/2018	803,094	803,897
		TOTAL			9,891,148
		Metals & Mining—3.0%
1,500,000	[2]	Ferrexpo AG, 6.802%, (3-month USLIBOR +4.500%), 12/31/2020	3/7/2018	1,483,125	1,497,750
		Services - Airlines—1.8%
897,436	[2]	Pakistan International Airlines, 5.0215%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	888,462	894,744
		Services - Railroads—3.7%
658,290	[2]	Autopistas Urbanas SA (AUSA), 5.33875%, (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 - 11/13/2017	652,261	655,986
1,166,667	[2]	Ethiopian Railway Corp., 5.71625%, (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	1,166,667	1,164,917
		TOTAL			1,820,903
		Services - Transportation Excluding Air/Rail—1.8%
895,288	[2]	Asyaport, 6.26529%, (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	895,288	896,631
		Supranational—2.0%
1,000,000	[2]	PTA Bank, 4.00457%, (3-month USLIBOR +2.300%), 10/4/2018	2/1/2017	1,000,000	1,000,500
		Utility - Electric-Generation—3.7%
1,000,000	[2]	Casablanca & Giacote Solar PV Project, 4.24118%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	980,000	997,500
Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Utility - Electric-Generation—continued
$211,542	[2]	Egypt Electric, 7.11529%, (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	$211,542	$209,849
642,883	[2]	Egypt Electric, 6.03698%, (3-month USLIBOR +4.250%), 5/5/2020	1/31/2017	641,681	637,740
		TOTAL			1,845,089
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $45,728,754)			45,797,733
		INVESTMENT COMPANY—3.9%
1,949,742		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.78%[3] (IDENTIFIED COST $1,949,547)			1,949,352
		TOTAL INVESTMENT IN SECURITIES—96.5% (IDENTIFIED COST $47,678,301)[4]			47,747,085
		OTHER ASSETS AND LIABILITIES - NET—3.5%[5]			1,737,179
		TOTAL NET ASSETS—100%			$49,484,264
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended March 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2017	45,042,167
Purchases/Additions	38,510,538
Sales/Reductions	(81,602,963)
Balance of Shares Held 3/31/2018	1,949,742
Value	$1,949,352
Change in Unrealized Appreciation/Depreciation	$(9,199)
Net Realized Gains/(Loss)	$(582)
Dividend Income	$221,792
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2018, these restricted securities amounted to $45,797,733, which represented 92.6% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $47,678,301.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$45,797,733	$45,797,733
Investment Company	1,949,352	—	—	1,949,352
TOTAL SECURITIES	$1,949,352	$—	$45,797,733	$47,747,085
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Fund's Board of Trustees (the “Trustees”). See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.
Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of March 31, 2017	$25,747,399
Accrued discount/premiums	142,346
Realized gain (loss)	24,049
Change in unrealized appreciation (depreciation)	62,531
Purchases	70,447,294
(Sales)	(50,625,886)
Balance as of March 31, 2018	$45,797,733
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2018	$61,647
The following acronym is used throughout this portfolio:
LIBOR—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended 3/31/2018	Period Ended 3/31/2017[1]

Net Asset Value, Beginning of Period	$10.02	$10.01
Income From Investment Operations:
Net investment income	0.28[2]	0.02
Net realized and unrealized gain	0.02	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.02
Less Distributions:
Distributions from net investment income	(0.32)	(0.01)
Distributions from net realized gain	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.32)	(0.01)
Net Asset Value, End of Period	$10.00	$10.02
Total Return[4]	3.04%	0.22%
Ratios to Average Net Assets:
Net expenses	0.67%	0.34%[5]
Net investment income	2.74%	1.37%[5]
Expense waiver/reimbursement[6]	0.34%	1.72%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,484	$70,873
Portfolio turnover	39%	4%
1	Reflects operations for the period from January 31, 2017 (date of initial public investment) to March 31, 2017. During the period prior to date of initial public investment, a distribution of $0.012 per share was made to the Adviser.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2018
Assets:
Investment in securities, at value including $1,949,352 of investment in an affiliated holding (identified cost $47,678,301)		$47,747,085
Cash		218,484
Income receivable		450,539
Income receivable from an affiliated holding		6,341
Receivable for investments sold		1,224,404
TOTAL ASSETS		49,646,853
Liabilities:
Payable for drawdown fees	$8,971
Payable for transfer agent fee	9,619
Payable for Directors'/Trustees' fees (Note 5)	4,315
Payable for auditing fees	59,920
Payable for portfolio accounting fees	69,307
Payable for insurance premiums	3,680
Accrued expenses (Note 5)	6,777
TOTAL LIABILITIES		162,589
Net assets for 4,950,896 shares outstanding		$49,484,264
Net Assets Consist of:
Paid-in capital		$49,350,125
Net unrealized appreciation		68,784
Accumulated net realized gain		7,508
Undistributed net investment income		57,847
TOTAL NET ASSETS		$49,484,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$49,484,264 ÷ 4,950,896 shares outstanding, no par value, unlimited shares authorized		$10.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2018
Investment Income:
Interest		$2,083,710
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)		221,792
TOTAL INCOME		2,305,502
Expenses:
Investment adviser fee (Note 5)	$338,141
Custodian fees	6,448
Transfer agent fee	68,702
Directors'/Trustees' fees (Note 5)	4,315
Auditing fees	40,500
Legal fees	11,347
Portfolio accounting fees	121,181
Share registration costs	31,851
Printing and postage	15,901
Offering costs (Note 6)	41,669
Miscellaneous (Note 5)	4,762
TOTAL EXPENSES	684,817
Waiver/reimbursement of investment adviser fee (Note 5)	(229,088)
Net expenses		455,729
Net investment income		1,849,773
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(582) on sales of investments in an affiliated holding)		23,467
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(9,199) on investments in an affiliated holding)		53,332
Net realized and unrealized gain on investments		76,799
Change in net assets resulting from operations		$1,926,572
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
	Year Ended 3/31/2018	Period Ended 3/31/2017[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,849,773	$159,428
Net realized gain	23,467	3,057
Net change in unrealized appreciation/depreciation	53,332	15,452
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,926,572	177,937
Distributions to Shareholders:
Distributions from net investment income	(1,869,310)	(82,044)
Distributions from net realized gain on investments	(19,016)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,888,326)	(82,044)
Share Transactions:
Proceeds from sale of shares	—	70,594,911
Net asset value of shares issued to shareholders in payment of distributions declared	1,888,326	82,044
Cost of shares redeemed	(23,315,156)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,426,830)	70,676,955
Change in net assets	(21,388,584)	70,772,848
Net Assets:
Beginning of period	70,872,848	100,000
End of period (including undistributed net investment income of $57,847 and $77,384, respectively)	$49,484,264	$70,872,848
1	Reflects operations for the period from October 12, 2016 (date of initial investment) to March 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Cash Flows
Year Ended March 31, 2018
Operating Activities:
Change in net assets resulting from operations	$1,926,572
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchases of investment securities	(70,447,294)
Proceeds from disposition of investment securities	50,625,886
Purchase of short-term investment, net	43,096,547
Amortization/accretion of premium/discount, net	(142,346)
Amortization of deferred offering costs	41,669
Increase in income receivable	(334,908)
Increase in receivable for investments sold	(1,224,404)
Increase in accrued expenses	68,717
Net realized gain	(23,467)
Change in unrealized appreciation/depreciation	(53,332)
NET CASH PROVIDED BY OPERATING ACTIVITIES	23,533,640
Financing Activities:
Payment for shares redeemed	(23,315,156)
NET CASH USED IN FINANCING ACTIVITIES	(23,315,156)
Net increase in cash	218,484
Cash at beginning period	—
Cash at end of period	$218,484
Non-cash financing activities not included herein consist of reinvestments of dividends and distributions of $1,888,326.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2018
1. ORGANIZATION
Federated Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 30, 2016, as a continuously offered, non-diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Fund's investment objective is to provide total return primarily from income.
The Fund received its initial capital from Federated Investment Management Company (the “Adviser”), a wholly owned subsidiary of Federated Investors, Inc., on October 12, 2016, in which the sale and issuance was made of 10,000 common shares of beneficial interest, at an aggregate purchase price of $100,000. The Fund became effective on December 7, 2016, and the first public shares were sold on January 31, 2017. Distributions of $120 were made to the Adviser prior to the date of initial public investment.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $229,088 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, the tax years 2017 and 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 3/31/2018	Period Ended 3/31/2017[1]
Shares sold	—	7,052,439
Shares issued to shareholders in payment of distributions declared	188,700	8,188
Shares redeemed	(2,308,431)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,119,731)	7,060,627
1	Reflects operations for the period from October 12, 2016 (date of initial investment) to March 31, 2017.

Each Shareholder will automatically be a participant under the Fund's Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder's broker or other intermediary (who should be directed to inform the Fund).
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$1,888,326	$82,044
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Annual Shareholder Report

As of March 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$65,072
Net unrealized appreciation	$68,784
Undistributed long-term capital gains	$283
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

At March 31, 2018, the cost of investments for federal tax purposes was $47,678,301. The net unrealized appreciation of investments for federal tax purposes was $68,784. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $146,332 and net unrealized depreciation from investments for those securities having an excess of cost over value of $77,548.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their fees (if any), and/or reimburse expenses. Effective May 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.70% of the Fund's average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) September 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. Effective from January 31, 2017 through April 30, 2017, the Adviser and certain of its affiliates on their own initiative had agreed to waive certain amounts of their respective fees and/or reimburse expenses such that total annual operating expenses as described above would not exceed 0.34%. For the year ended March 31, 2018, the Adviser voluntarily waived $207,363 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2018, the Adviser reimbursed $21,725.
Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2018, the Sub-Adviser earned a fee of $263,696.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS receives no compensation for providing administrative services to the Fund.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. ORGANIZATION EXPENSES AND OFFERING COSTS
Organization expenses were recorded as a Fund expense as incurred and such costs were paid by the Adviser. The Fund began reimbursing the Adviser for these costs following the commencement of investment operations. Offering costs are accounted for as a deferred charge by the Fund and are amortized to expense over 12 months from the commencement of investment operations.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2018, were as follows:
Purchases	$39,333,194
Sales	$11,821,521
8. CONCENTRATION OF RISK (UNAUDITED)
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Annual Shareholder Report

At March 31, 2018, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Egypt	10.4
Pakistan	6.8
Brazil	6.1
Nigeria	6.0
Angola	5.3
Argentina	5.3
Tunisia	4.7
Kenya	4.6
Russia	4.1
Bahrain	3.7
Ukrainian Ssr	3.0
Germany, Federal Republic of	3.0
Ethiopia	2.4
Ghana	2.2
Georgia	2.1
Armenia	2.0
Senegal	2.0
Tanzania, United Republic Of	2.0
Uruguay	2.0
Rwanda	2.0
Zambia	2.0
Indonesia	1.9
Turkey	1.9
Gambia	1.6
Kazakhstan	1.3
Morocco	1.3
Paraguay	1.3
Croatia	1.0
Maldives	0.6
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the year ended March 31, 2018, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees and Shareholders of Federated Project and Trade Finance Tender Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Project and Trade Finance Tender Fund (the “Fund”), as of March 31, 2018, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year then ended and for the period from October 12, 2016 (date of initial investment) to March 31, 2017 and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects the financial position of the Fund as of March 31, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for the year then ended and for the period from October 12, 2016 (date of initial investment) to March 31, 2017, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
May 25, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,018.50	$3.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.40	$3.53
1	Expenses are equal to the Fund's annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Fund Officers
The Board of Trustees is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: June 2016	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2016	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 2016	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2016	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: November 2016	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: November 2016 Portfolio Manager since: December 2016	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since December 2016. He is Vice President of the Fund. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Chris McGinley Birth Date: July 28, 1978 Vice President Officer since: November 2016 Portfolio Manager since: December 2016	Principal Occupations: Chris McGinley has been the Fund's Portfolio Manager since December 2016. He is Vice President of the Fund. Mr. McGinley joined Federated in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund's Adviser in 2005 and Vice President in 2013. Mr. McGinley joined the Sub-Adviser in 2013. Mr. McGinley worked in Senator Rick Santorum's office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.
Patrick Bayliss Birth Date: September 25, 1968 VICE PRESIDENT Officer since: November 2016 Portfolio Manager since: December 2016	Principal Occupations: Patrick Bayliss has been the Fund's Portfolio Manager since December 2016. He is Vice President of the Fund. Mr. Bayliss joined the Sub-Adviser in October 2013. From 2007 until September 30, 2013, Mr. Bayliss was a member of GML Capital LLP and its Trade Finance Portfolio Team. Mr. Bayliss began his career in 1990 at Saudi International Bank (now Gulf International Bank) where he became a Fund Manager, managing quantitative equity portfolios. This was followed by period at Deutsche Bank's credit trading in the Emerging Markets Division. Before joining GML Capital LLP, Mr. Bayliss was a co-founder of LTP Trade, a specialist trade finance company, and a Portfolio Manager at Bluecrest Capital Management. Mr. Bayliss holds a BSc (Econ) from Bristol University, U.K.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Dalia Kay Birth Date: March 13, 1970 VICE PRESIDENT Officer since: November 2016 Portfolio Manager since: December 2016	Principal Occupations: Dalia Kay has been the Fund's Portfolio Manager since December 2016. She is Vice President of the Fund. Ms. Kay joined the Sub-Adviser in October 2013. From 1994 until September 30, 2013, Ms. Kay was a member of GML Capital LLP and its Trade Finance Portfolio Team. From December 2006 to September 30, 2013, Ms. Kay was an Investment Portfolio Adviser for GML Capital LLP's investment funds. From 1994 to December 2006, Ms. Kay was Associate Director of Trade Finance and Forfaiting with GML International Limited, where she coordinated origination, structuring, documentation and distribution of short- and medium-term trade finance transactions focusing on Turkey, Kazakhstan, Romania, Ukraine and the former Yugoslavia. Ms. Kay received a Diploma in Law and a BA in Economics from the University of Geneva. She is fluent in French.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract with Federated Investment Management Company (the “Adviser”) and sub-advisory contract with Federated Investors (UK) LLP (the “Subadviser”) for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure
Annual Shareholder Report

requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and the Subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board received detailed information about the Fund and the Federated organization in addition to the materials that comprise and accompany the Senior Officer's Evaluation given to the Board in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and Subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, Subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the fund industry and market practices; the range of comparable fees for similar funds in the fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well
Annual Shareholder Report

as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other closed-end funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has also reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., applicable institutional and separate accounts and sub-adviser services). He concluded that funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of fund advisory fees.
Annual Shareholder Report

Following such evaluation and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser.
The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
Because the Board recognizes that the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser, Subadviser and their affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board did, however, consider the performance of the Adviser and the Subadviser in managing the Federated Project and Trade Finance Core Fund (the “Core Fund”), another Federated fund with substantially similar investment strategies as that of the Fund. The Board noted that the same portfolio management professionals responsible for managing the Core Fund manage the Fund.
In connection with the Board's governance of other Federated funds, the Board noted that the Board regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the other Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board its intention to do so in the future, where appropriate. Moreover, the
Annual Shareholder Report

Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints. or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

Federated Project and Trade Finance Tender Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31424D104
Q453325 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $43,790

Fiscal year ended 2017 – $49,500

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $14,271

Fiscal year ended 2017 - $5,798

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, KPMG LLP (“KPMG”), has the ability to exercise objective and impartial judgment on all issues encompassed within its audit services. KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, KPMG informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date February 26, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 26, 2019